Significant Accounting Policies - Schedule of Reconciliation of Numerator and Denominator Used to Compute Basic and Diluted Net Income/(Loss) Per Share for Each Class of Common Stock (Details) - USD ($)
		3 Months Ended	4 Months Ended	9 Months Ended
	Jan. 11, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Denominator:
Weighted-average shares outstanding	8,625,000		8,625,000
Common Stock - basic and diluted	$ 0.00		$ 0.00
Class A Common Stock
Numerator:
Allocation of net income/(loss), including accretion of temporary equity		$ 574,124		$ (19,427,255)
Denominator:
Weighted-average shares outstanding		34,500,000		27,043,956
Common Stock - basic and diluted		$ 0.02		$ (0.72)
Basic and diluted net income/(loss) per share
Numerator:
Allocation of net income/(loss), including accretion of temporary equity		$ 143,531		$ (5,968,888)
Denominator:
Weighted-average shares outstanding		8,625,000		8,309,066
Common Stock - basic and diluted		$ 0.02		$ (0.72)